Summary of Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 7,356	$ 7,624
Restricted cash	1,330
Total cash, cash equivalents and restricted cash	$ 8,686	$ 7,624	$ 151	$ 31